The George
Putnam
Fund of
Boston

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The balanced investment strategy that has been the hallmark of The George Putnam Fund of Boston for more than six decades continued to demonstrate its validity during the first half of fiscal 2001. A return to favor of the value-oriented stocks in which the fund invests provided a welcome boost in total return, and its bonds and other fixed-income securities continued to deliver a healthy stream of current income.

There were challenges aplenty for the management team as it dealt with the uncertainties of both the equity and the fixed-income markets. Given the volatile environment that prevailed throughout the semiannual period, the fund's positive results were an affirmation of the merits of a disciplined value strategy.

We are pleased to announce that shortly after the close of the fund's semiannual period Jeffrey L. Knight was appointed to your fund's management team. Jeff has been with Putnam since 1993 and has 11 years of investment experience.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 21, 2001

REPORT FROM FUND MANAGEMENT

David L. King
Jeanne L. Mockard
James M. Prusko and
the Core Fixed
Income Team

The period from August 1, 2000 through January 31, 2001 was one in which value investing styles reestablished dominance in the marketplace. For the first time since 1993, stock valuations were favored over growth prospects as a determining factor in investment decisions. The George Putnam Fund of Boston, which adheres to a strict value investment discipline, benefited from the market's overall shift in sentiment in favor of stocks in traditionally defensive sectors. The final month of the fund's fiscal period was characterized by increased volatility -- the combined result of interest-rate relief and the so-called "January effect."

In January 2001, the Federal Reserve Board cut short-term interest rates a total of one percentage point in an effort to prevent a too-slow economy from slipping into a recession. The immediate result was a flurry of investing activity in growth-oriented sectors, including technology and telecommunications, along with declines in some value sectors. Although your fund gave back some gains in January, its total return for the semiannual period exceeded that of the benchmark Standard & Poor's 500 Index, and confirmed the effectiveness of the fund's conservative strategy.

Total return for 6 months ended 1/31/01

      Class A           Class B           Class C          Class M
    NAV     POP       NAV    CDSC       NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   11.64%   5.24%    11.19%  6.19%     11.24%  10.23%   11.34%   7.42%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* SECTOR ALLOCATIONS BOOSTED RETURNS

In March of 2000, the bottom began to fall out of the market in technology, dot-com, and telecommunications stocks. For the remainder of the year, many investors redirected their assets into sectors that traditionally offer a higher degree of safety. Your fund, which emphasized utilities, energy, consumer staples, and health care stocks during the period, saw many of its holdings gain in value. The fact that the fund largely avoided technology stocks also contributed to its strong performance relative to the broad market as measured by the S&P 500 Index.



[GRAPHIC OMITTED: horizontal bar chart COMPARATIVE PORTFOLIO COMPOSITION]

COMPARATIVE PORTFOLIO COMPOSITION*

                                     7/31/00      1/31/01

Common stocks                         62.7%        59.5%

Corporate bonds
and notes                             18.5%        11.0%

U.S. government
and agency
securities                             9.5%        21.2%

Foreign government
bonds and notes                        0.3%         0.3%

Collateralized
mortgage obligations                   5.2%         5.1%

Convertible and
preferred securities                   0.4%         0.0%

Cash and other                         3.5%        10.6%

Footnote reads:
*Based on percentage of net assets. The balances of the portfolio on 7/31/00 and 1/31/01 were invested in cash and short-term securities. Portfolio allocation will vary over time.

In 2000, the utilities sector, which includes stocks of gas and electric utilities as well as water and telephone service companies, had its strongest performance in 35 years, relative to the overall market. This is due, in part, to the many positive effects of deregulation in these industries, which -- with the notable exception of California's electric industry -- have generally served to streamline companies, heighten competition, and reduce costs for consumers. We believe the current difficulties in California, which include shortages in electricity and exorbitant prices for electric power, have much to do with the way that state chose to implement its deregulation plan, including selling off all of its power generation companies. Other states that have taken a different approach have had more satisfactory results. And states that have yet to deregulate can learn much from the travails California is now experiencing.

During the reporting period, the fund reduced its holdings in California electric utilities to zero because we believed their volatility rendered them inappropriate for the portfolio's conservative strategy. However, the fund did emphasize utilities throughout the U.S. that do not suffer from supply-related problems, and that emphasis contributed positively to returns. At the time of this report, the utilities sector as a whole has declined, perhaps in sympathy with the troubled utilities of California. We view this as a buying opportunity and we are actively seeking attractively priced stocks of healthy utilities companies.

The battle for market share between long-distance and regional telephone companies is currently being won by the regional Bell operating companies, which have established strong ties with their customer bases. Your fund's preference for regional Bells over long-distance providers proved an effective strategy during the period.


"In times like this, when the outlook is uncertain, an actively managed, well balanced portfolio is a great place to weather the storm. We find really interesting valuation opportunities, and we take advantage of market anomalies."

-- Jeanne Mockard, portfolio manager, The George Putnam Fund of Boston

Strong gains in the energy sector contributed significantly to the fund's returns. Prices for oil and natural gas have been higher due to steadily growing demand and tight supply. For years, the price of natural gas was so low that companies had no incentive to engage in the very costly business of exploration and drilling. Consequently, though demand for natural gas is growing, the industry has fallen behind in terms of capacity. Tight supply has translated into higher prices, which in turn provide the incentive for exploration and drilling. Your fund has significant holdings in Conoco and Unocal, two integrated energy companies with a focus on natural gas. We also have a particular interest in the refining and marketing sector. Our holdings in that sector include Ultramar Diamond Shamrock, Inc. and Tosco Corp., which produce gasoline and other consumer products. As this report was going to press, Phillips Petroleum Corp. announced its intent to acquire Tosco. This, and positive industry fundamentals have benefited the fund's shareholders. While these companies, as well as others mentioned in this report were viewed favorably at the end of the reporting period, all are subject to review in accordance with the fund's investment strategy.

Fund returns also can be attributed to solid stock selection within the consumer staples, health care, and financial sectors -- each of which advanced as the market broadened during 2000.

* FIXED-INCOME INVESTMENTS HAD MIXED RESULTS

Your fund's bond portfolio is a diversified blend of holdings from several fixed-income sectors, including corporate bonds, mortgage- and asset-backed securities, and Treasury bonds. Historically, the fund has maintained a bias in favor of corporate bonds; however, during 2000 we reduced that emphasis significantly. As the threat of inflation was replaced by fear of a recession, the economic climate became hostile to investment-grade corporate bonds and to high-yield bonds, which closed the year with very poor performance relative to other fixed-income sectors. Late in the year, bond prices reflected a belief that the Fed would ease short-term interest rates. When on January 3, 2001, the anticipated interest-rate cut was announced, sentiment regarding the credit markets changed significantly. In January, performance of corporate bonds, including high-yield bonds, was particularly robust and reversed some of the negative results the fund experienced earlier in the year. Heading into the second half of fiscal year 2001, the fund's strategic emphasis will be on higher-quality high-yield bonds that we expect will do well in a rate-easing environment.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 EQUITY HOLDINGS

ExxonMobil Corp.
Oil and gas

Citigroup, Inc.
Financial

SBC Communications, Inc.
Regional Bells

Johnson & Johnson
Pharmaceuticals

Royal Dutch Petroleum Co.
PLC ADR (Netherlands)
Oil and gas

Bank of America Corp.
Banking

Fannie Mae
Financial

Philip Morris Cos., Inc.
Tobacco

Merck & Co., Inc.
Pharmaceuticals

Verizon Communications
Regional Bells

Footnote reads:
These holdings represent 14.1% of the fund's net assets as of 1/31/01. Portfolio holdings will vary over time.

* VOLATILE MARKETS EXPECTED AHEAD

While it is never easy to predict the course of the markets, there are times when it becomes more challenging to read the signs. The current economy, perched as it is on the edge of a recession, may or may not experience negative growth. As this report was being written, it seemed likely that the market was experiencing the full impact of the most recent interest rate increase (May 2000), and it was not clear how soon or to what degree the ameliorating effects of January's interest rate cuts would be felt. President Bush's tax cut proposal has added yet another element of unpredictability to an already hazy outlook.

Uncertain times also tend to be volatile times, and so we expect that the favorable trend toward safer, more stable stocks, such as those your fund invests in, will continue. Volatility often produces market anomalies, as well as opportunities to invest in undervalued stocks of high-quality companies. As always, we are committed to finding the best among those investment opportunities.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/01, there is no guarantee the fund will continue to hold these securities in the future.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. The George Putnam Fund of Boston is designed for investors seeking capital growth and current income.


TOTAL RETURN FOR PERIODS ENDED 1/31/01

                     Class A         Class B         Class C         Class M
(inception dates)   (11/5/37)       (4/27/92)       (7/26/99)       (12/1/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         11.64%   5.24%  11.19%   6.19%  11.24%  10.23%  11.34%   7.42%
------------------------------------------------------------------------------
1 year           12.80    6.32   11.91    6.91   11.91   10.91   12.21    8.29
------------------------------------------------------------------------------
5 years          68.48   58.84   62.24   60.24   62.30   62.30   64.36   58.61
Annual average   11.00    9.70   10.16    9.89   10.17   10.17   10.45    9.66
------------------------------------------------------------------------------
10 years        216.57  198.43  193.84  193.84  193.60  193.60  200.86  190.25
Annual average   12.21   11.55   11.38   11.38   11.37   11.37   11.64   11.24
------------------------------------------------------------------------------
Annual average
(life of fund)    9.82    9.71    8.76    8.76    8.99    8.99    9.04    8.97
------------------------------------------------------------------------------




COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/01

                        Standard &      Lehman Bros.
                        Poor's 500      Govt./Corp.         Consumer
                          Index         Bond Index*       price index
---------------------------------------------------------------------------
6 months                  -3.98%           8.03%             1.68%
---------------------------------------------------------------------------
1 year                    -0.90           13.75              3.84
---------------------------------------------------------------------------
5 years                  132.30           36.71             13.57
Annual average            18.35            6.45              2.58
---------------------------------------------------------------------------
10 years                 395.92          117.12             30.53
Annual average            17.36            8.06              2.70
---------------------------------------------------------------------------
Annual average
(life of fund)            12.27              --*             4.01
---------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*Inception date of the index was 12/31/72, after the fund's inception.




PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/01

                                Class A       Class B       Class C       Class M
-------------------------------------------------------------------------------------
Distributions (number)             2             2             2             2
-------------------------------------------------------------------------------------
Income                          $0.270        $0.207        $0.213        $0.229
-------------------------------------------------------------------------------------
Capital gains                     --            --            --            --
-------------------------------------------------------------------------------------
  Total                         $0.270        $0.207        $0.213        $0.229
-------------------------------------------------------------------------------------
Share value:                  NAV     POP       NAV           NAV       NAV     POP
-------------------------------------------------------------------------------------
7/31/00                     $15.77  $16.73    $15.62        $15.71    $15.63  $16.20
-------------------------------------------------------------------------------------
1/31/01                      17.32   18.38     17.15         17.25     17.16   17.78
-------------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------------
Current dividend rate 1       3.12%   2.94%     2.40%         2.43%     2.66%   2.56%
-------------------------------------------------------------------------------------
Current 30-day SEC yield 2    3.01    2.83      2.27          2.27      2.52    2.37
-------------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.



TOTAL RETURN FOR PERIODS ENDED 12/31/00 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates    (11/5/37)       (4/27/92)       (7/26/99)       (12/1/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         10.19%   3.83%   9.79%   4.79%   9.77%   8.77%   9.94%   6.09%
------------------------------------------------------------------------------
1 year            9.28    3.02    8.51    3.51    8.47    7.47    8.81    4.97
------------------------------------------------------------------------------
5 years          70.25   60.42   64.04   62.04   63.92   63.92   66.09   60.27
Annual average   11.23    9.91   10.41   10.14   10.39   10.39   10.68    9.89
------------------------------------------------------------------------------
10 years        224.46  205.76  201.42  201.42  200.93  200.93  208.27  197.50
Annual average   12.49   11.82   11.66   11.66   11.65   11.65   11.92   11.52
------------------------------------------------------------------------------
Annual average
(life of fund)    9.81    9.71    8.76    8.76    8.99    8.99    9.03    8.97
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Lehman Brothers Government/Corporate Bond Index* is an unmanaged list of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, nonconvertible investment-grade corporate debt securities, and U.S. dollar-denominated SEC-registered nonconvertible debt issued by foreign governmental entities or international agencies.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Footnote reads:
*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes, and performance of the fund will differ. It is not possible to invest directly in an index.

A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
January 31, 2001 (Unaudited)

COMMON STOCKS (59.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (--%)
-------------------------------------------------------------------------------------------------------------------
             25,400 Valassis Communications, Inc. (NON)                                              $      854,710

Aerospace and Defense (0.7%)
-------------------------------------------------------------------------------------------------------------------
            192,700 B.F. Goodrich Co. (The)                                                               6,937,200
            131,800 Boeing Co.                                                                            7,710,300
            118,600 General Dynamics Corp.                                                                8,418,228
            125,700 Northrop Grumman Corp.                                                               10,895,676
             22,450 United Technologies Corp.                                                             1,683,301
                                                                                                      -------------
                                                                                                         35,644,705

Automotive (0.2%)
-------------------------------------------------------------------------------------------------------------------
            370,000 Ford Motor Co.                                                                       10,430,300

Banking (9.3%)
-------------------------------------------------------------------------------------------------------------------
          1,238,100 Bank of America Corp.                                                                66,634,542
            345,100 Bank of New York Company, Inc.                                                       18,887,323
            432,700 Bank One Corp.                                                                       16,961,840
            446,830 BB&T Corp.                                                                           16,367,383
          1,409,329 Charter One Financial, Inc.                                                          39,799,451
            700,460 Comerica, Inc.                                                                       42,237,738
             99,000 First Union Corp.                                                                     3,337,656
          1,450,110 Firstar Corp.                                                                        34,222,596
          1,057,260 FleetBoston Financial Corp.                                                          45,821,648
            146,700 Golden State Bancorp, Inc.                                                            3,960,900
            709,700 J.P. Morgan Chase & Co.                                                              39,026,403
            157,200 M & T Bank Corp.                                                                     10,736,760
             67,000 North Fork Bancorporation, Inc.                                                       1,640,160
            277,780 PNC Bank Corp.                                                                       20,561,276
            350,430 Synovus Financial Corp.                                                               9,696,398
            546,710 U.S. Bancorp                                                                         16,155,281
            892,740 Washington Mutual, Inc.                                                              43,074,705
            959,380 Wells Fargo Co.                                                                      49,417,664
            351,900 Zions Bancorp                                                                        19,662,413
                                                                                                      -------------
                                                                                                        498,202,137

Beverage (2.5%)
-------------------------------------------------------------------------------------------------------------------
            717,300 Anheuser-Busch Cos., Inc.                                                            31,102,128
             76,150 Brown-Forman Corp. Class B                                                            5,041,130
            735,300 Coca-Cola Co.                                                                        42,647,400
            966,150 Coca-Cola Enterprises, Inc.                                                          19,525,892
            430,100 Fortune Brands, Inc.                                                                 13,767,501
            279,900 Pepsi Bottling Group, Inc. (The)                                                     10,916,100
            272,800 PepsiCo, Inc.                                                                        12,022,296
                                                                                                      -------------
                                                                                                        135,022,447

Broadcasting (0.4%)
-------------------------------------------------------------------------------------------------------------------
            332,000 Clear Channel Communications, Inc. (NON)                                             21,649,720

Cable Television (0.4%)
-------------------------------------------------------------------------------------------------------------------
            226,680 Adelphia Communications Corp. Class A (NON)                                           9,803,910
            657,300 AT&T Corp.-Liberty Media Corporation (NON)                                           11,108,370
                                                                                                      -------------
                                                                                                         20,912,280

Capital Goods (--%)
-------------------------------------------------------------------------------------------------------------------
              7,500 Eaton Corp.                                                                             516,000

Chemicals (1.2%)
-------------------------------------------------------------------------------------------------------------------
            207,600 Avery Dennison Corp.                                                                 11,256,072
            616,700 Dow Chemical Co.                                                                     21,152,810
            200,200 du Pont (E.I.) de Nemours & Co., Ltd.                                                 8,750,742
            360,900 Engelhard Corp.                                                                       8,138,295
            233,510 PPG Industries, Inc.                                                                 10,783,492
             50,800 Rohm & Haas Co.                                                                       1,823,720
                                                                                                      -------------
                                                                                                         61,905,131

Computers (2.3%)
-------------------------------------------------------------------------------------------------------------------
            935,700 Dell Computer Corp. (NON)                                                            24,445,163
            295,500 Gateway, Inc. (NON)                                                                   6,276,420
            465,600 Hewlett-Packard Co.                                                                  17,106,144
            386,900 IBM Corp.                                                                            43,332,800
            254,600 Lexmark International Group, Inc. Class A (NON)                                      14,639,500
          1,002,900 Parametric Technology Corp. (NON)                                                    14,918,138
                                                                                                      -------------
                                                                                                        120,718,165

Conglomerates (2.4%)
-------------------------------------------------------------------------------------------------------------------
              7,910 Berkshire Hathaway, Inc. (NON)                                                       17,797,500
            226,400 Cooper Industries, Inc.                                                              10,163,096
          1,122,400 General Electric Co.                                                                 51,630,400
            335,880 Honeywell International, Inc.                                                        15,870,330
            523,000 Tyco International, Ltd.                                                             32,216,800
                                                                                                      -------------
                                                                                                        127,678,126

Consumer Finance (0.2%)
-------------------------------------------------------------------------------------------------------------------
            154,900 Household International, Inc.                                                         8,903,652

Consumer Goods (0.4%)
-------------------------------------------------------------------------------------------------------------------
            312,990 Kimberly-Clark Corp.                                                                 20,266,103

Distribution (0.3%)
-------------------------------------------------------------------------------------------------------------------
            573,440 SYSCO Corp.                                                                          15,437,005

Electric Utilities (3.0%)
-------------------------------------------------------------------------------------------------------------------
             21,900 Allegheny Energy, Inc.                                                                  999,297
            584,420 Cinergy Corp.                                                                        17,737,147
            756,300 CMS Energy Corp.                                                                     22,310,850
            223,400 Constellation Energy Group                                                            8,866,746
             93,000 Dominion Resources, Inc.                                                              5,747,400
            448,892 DPL, Inc.                                                                            13,332,092
             26,800 DTE Energy Co.                                                                          945,772
            204,800 Duke Energy Corp.                                                                     7,489,536
            742,600 Entergy Corp.                                                                        26,302,892
            484,100 FirstEnergy Corp. (United Kingdom)                                                   13,482,185
            598,950 Progress Energy, Inc.                                                                24,676,740
            238,900 Reliant Energy, Inc.                                                                  9,006,530
            174,000 TXU Corporation                                                                       6,565,020
                                                                                                      -------------
                                                                                                        157,462,207

Electrical Equipment (0.2%)
-------------------------------------------------------------------------------------------------------------------
            169,300 Emerson Electric Co.                                                                 12,866,800

Electronics (0.6%)
-------------------------------------------------------------------------------------------------------------------
            263,900 Intel Corp.                                                                           9,764,300
            640,990 Motorola, Inc.                                                                       14,620,982
             50,600 Solectron Corp. (NON)                                                                 2,016,410
            125,580 W W Grainger                                                                          4,945,340
                                                                                                      -------------
                                                                                                         31,347,032

Energy (0.5%)
-------------------------------------------------------------------------------------------------------------------
            164,873 Schlumberger, Ltd.                                                                   12,662,246
            318,600 Transocean Sedco Forex, Inc.                                                         14,480,370
                                                                                                      -------------
                                                                                                         27,142,616

Financial (3.6%)
-------------------------------------------------------------------------------------------------------------------
            157,600 American Express Co.                                                                  7,422,960
          1,738,534 Citigroup, Inc.                                                                      97,305,748
            891,720 Fannie Mae                                                                           66,147,790
            358,700 Freddie Mac                                                                          21,880,700
                220 PSF Holdings LLC Class A                                                                291,831
                                                                                                      -------------
                                                                                                        193,049,029

Food (0.9%)
-------------------------------------------------------------------------------------------------------------------
            317,350 Heinz (H.J.) Co.                                                                     13,896,757
            132,770 Quaker Oats Co. (The)                                                                12,613,150
            358,400 Ralston-Ralston Purina Group                                                         11,167,744
            567,460 Sara Lee Corp.                                                                       12,052,850
                                                                                                      -------------
                                                                                                         49,730,501

Gaming & Lottery (--%)
-------------------------------------------------------------------------------------------------------------------
              1,733 Fitzgeralds Gaming Corp.                                                                     17

Health Care Services (1.0%)
-------------------------------------------------------------------------------------------------------------------
            302,100 CIGNA Corp.                                                                          33,578,415
            241,220 HCA-The Healthcare Corp.                                                              9,024,040
             28,660 HEALTHSOUTH Corp. (NON)                                                                 428,467
            253,900 Mckesson HBOC, Inc. (NON)                                                             8,294,913
                                                                                                      -------------
                                                                                                         51,325,835

Insurance (1.7%)
-------------------------------------------------------------------------------------------------------------------
             93,400 Ace Ltd.                                                                              3,455,800
            361,110 American General Corp.                                                               27,480,471
             95,000 American International Group, Inc.                                                    8,076,900
            243,200 Hartford Financial Services Group                                                    14,956,800
             94,500 Jefferson-Pilot Corp.                                                                 6,246,450
            158,200 Radian Group, Inc.                                                                    9,830,548
            195,800 The Chubb Corp.                                                                      14,097,600
             85,500 The PMI Group, Inc.                                                                   4,829,895
                                                                                                      -------------
                                                                                                         88,974,464

Investment Banking/Brokerage (1.2%)
-------------------------------------------------------------------------------------------------------------------
            181,300 Bear Stearns Cos., Inc. (The)                                                        11,186,210
            148,800 Goldman Sachs Group, Inc. (The)                                                      16,926,000
            116,800 Lehman Brothers Holdings, Inc.                                                        9,610,304
            106,100 Merrill Lynch & Co., Inc.                                                             7,692,250
            223,200 Morgan Stanley, Dean Witter, Discover and Co.                                        18,916,200
                                                                                                      -------------
                                                                                                         64,330,964

Lodging/Tourism (0.3%)
-------------------------------------------------------------------------------------------------------------------
            391,110 Marriott International, Inc. Class A                                                 18,053,638

Machinery (0.3%)
-------------------------------------------------------------------------------------------------------------------
            175,560 Caterpillar, Inc.                                                                     7,763,263
            168,700 Parker-Hannifin Corp.                                                                 7,389,060
                                                                                                      -------------
                                                                                                         15,152,323

Manufacturing (0.2%)
-------------------------------------------------------------------------------------------------------------------
            194,790 Illinois Tool Works, Inc.                                                            12,758,745

Media (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,191,300 Disney (Walt) Productions, Inc.                                                      36,275,085

Medical Technology (0.4%)
-------------------------------------------------------------------------------------------------------------------
             77,700 Pall Corp.                                                                            1,895,880
            334,300 St. Jude Medical, Inc. (NON)                                                         20,392,300
                                                                                                      -------------
                                                                                                         22,288,180

Metals (0.1%)
-------------------------------------------------------------------------------------------------------------------
            116,630 Alcoa, Inc.                                                                           4,284,986

Natural Gas Utilities (0.5%)
-------------------------------------------------------------------------------------------------------------------
             65,200 El Paso Energy Corp.                                                                  4,101,080
            328,400 NiSource, Inc.                                                                        8,833,960
            333,200 Williams Cos., Inc.                                                                  13,038,116
                                                                                                      -------------
                                                                                                         25,973,156

Oil & Gas (5.5%)
-------------------------------------------------------------------------------------------------------------------
            237,090 BP Amoco PLC ADR (United Kingdom)                                                    12,210,135
            148,320 Chevron, Inc.                                                                        12,352,090
            454,540 Conoco, Inc.                                                                         12,522,577
            676,070 Conoco, Inc. Class B                                                                 19,065,174
          1,393,070 ExxonMobil Corp.                                                                    117,226,841
          1,125,750 Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                      67,939,013
            595,860 Tosco Corp.                                                                          20,134,109
            168,100 TotalFina Elf S.A. ADR (France)                                                      12,355,350
            135,500 Ultramar Diamond Shamrock Corp.                                                       3,872,590
            294,800 Unocal Corp.                                                                         10,176,496
            205,600 USX-Marathon Group, Inc.                                                              5,625,216
                                                                                                      -------------
                                                                                                        293,479,591

Paper & Forest Products (1.0%)
-------------------------------------------------------------------------------------------------------------------
            990,300 Abitibi-Consolidated Inc. (Canada)                                                    8,476,968
            671,900 Abitibi-Consolidated Inc. (Canada)                                                    5,707,345
            185,000 Boise Cascade Corp.                                                                   6,092,050
             78,500 Bowater, Inc.                                                                         4,140,875
            106,700 International Paper Co.                                                               4,123,955
            606,620 Owens-Illinois, Inc. (NON)                                                            4,974,284
            229,170 Smurfit-Stone Container Corp. (NON)                                                   3,322,965
             71,600 Sonoco Products Co.                                                                   1,659,688
            274,240 Weyerhaeuser Co.                                                                     14,397,600
                                                                                                      -------------
                                                                                                         52,895,730

Pharmaceuticals (4.7%)
-------------------------------------------------------------------------------------------------------------------
            344,000 Abbott Laboratories                                                                  15,431,840
            672,620 American Home Products Corp.                                                         39,751,842
            867,780 Bristol-Myers Squibb Co.                                                             53,706,904
            763,870 Johnson & Johnson                                                                    71,139,213
            686,900 Merck & Co., Inc.                                                                    56,449,442
            241,540 Pharmacia Corp.                                                                      13,531,071
                                                                                                      -------------
                                                                                                        250,010,312

Photography/Imaging (0.1%)
-------------------------------------------------------------------------------------------------------------------
            157,100 Eastman Kodak Co.                                                                     6,852,702

Publishing (0.3%)
-------------------------------------------------------------------------------------------------------------------
            338,460 Tribune Co.                                                                          13,643,323

Railroads (0.4%)
-------------------------------------------------------------------------------------------------------------------
            138,600 Burlington Northern Santa Fe Corp.                                                    4,242,546
            351,990 Union Pacific Corp.                                                                  18,648,430
                                                                                                      -------------
                                                                                                         22,890,976

Real Estate (1.0%)
-------------------------------------------------------------------------------------------------------------------
            391,800 Boston Properties, Inc. (R)                                                          15,907,080
            415,220 Equity Office Properties Trust (R)                                                   12,664,210
            427,050 Equity Residential Properties Trust (R)                                              22,368,879
                                                                                                      -------------
                                                                                                         50,940,169

Regional Bells (3.0%)
-------------------------------------------------------------------------------------------------------------------
            374,300 BellSouth Corp.                                                                      15,776,745
          1,860,100 SBC Communications, Inc.                                                             89,935,835
          1,021,200 Verizon Communications                                                               56,114,940
                                                                                                      -------------
                                                                                                        161,827,520

Restaurants (0.5%)
-------------------------------------------------------------------------------------------------------------------
                100 AmeriKing, Inc. (NON)                                                                       100
            823,400 McDonald's Corp.                                                                     24,166,790
                                                                                                      -------------
                                                                                                         24,166,890

Retail (2.4%)
-------------------------------------------------------------------------------------------------------------------
            155,100 Albertsons, Inc.                                                                      4,397,085
            111,700 CVS Corp.                                                                             6,612,640
            338,110 Federated Department Stores, Inc. (NON)                                              15,066,182
            183,300 Kroger Co. (NON)                                                                      4,500,015
            498,700 Limited, Inc. (The)                                                                  10,303,142
            477,400 Lowe's Cos., Inc.                                                                    25,517,030
            141,200 May Department Stores Co.                                                             5,499,740
            468,010 Sears, Roebuck & Co.                                                                 18,135,388
          1,327,600 Staples, Inc. (NON)                                                                  21,988,375
            551,100 TJX Cos., Inc. (The)                                                                 17,084,100
                                                                                                      -------------
                                                                                                        129,103,697

Software (1.5%)
-------------------------------------------------------------------------------------------------------------------
            497,600 BMC Software, Inc. (NON)                                                             14,461,500
            784,500 Computer Associates International, Inc.                                              28,249,845
            580,500 Microsoft Corp. (NON)                                                                35,446,781
                                                                                                      -------------
                                                                                                         78,158,126

Technology Services (0.7%)
-------------------------------------------------------------------------------------------------------------------
            219,700 Convergys Corp. (NON)                                                                10,437,947
            399,500 Electronic Data Systems Corp.                                                        22,232,175
            318,400 Unisys Corp. (NON)                                                                    5,460,560
                                                                                                      -------------
                                                                                                         38,130,682

Telecommunications (1.2%)
-------------------------------------------------------------------------------------------------------------------
            251,330 ALLTEL Corp.                                                                         14,873,709
            429,600 AT&T Corp.                                                                           10,306,104
            202,000 AT&T Wireless Group (NON)                                                             5,245,940
             74,300 Qwest Communications International, Inc. (NON)                                        3,129,516
            832,500 Sprint Corp.                                                                         20,646,000
            524,000 Worldcom, Inc. (NON)                                                                 11,298,750
                                                                                                      -------------
                                                                                                         65,500,019

Tire & Rubber (0.1%)
-------------------------------------------------------------------------------------------------------------------
            115,700 Goodyear Tire & Rubber Co. (The)                                                      3,041,753

Tobacco (1.2%)
-------------------------------------------------------------------------------------------------------------------
          1,479,390 Philip Morris Cos., Inc.                                                             65,093,160

Waste Management (0.8%)
-------------------------------------------------------------------------------------------------------------------
            619,000 Republic Services, Inc. (NON)                                                         8,511,250
          1,363,400 Waste Management, Inc.                                                               33,266,960
                                                                                                      -------------
                                                                                                         41,778,210
                                                                                                     --------------
                    Total Common Stocks (cost $2,846,088,329)                                        $3,186,668,919
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (21.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (15.2%)
-------------------------------------------------------------------------------------------------------------------
     $   10,000,000 Federal Farm Credit Bank Adjustable Rate Mortgages
                    5s, February 3, 2003                                                             $    9,991,400
                    Federal Home Loan Mortgage Corporation
          1,035,883 8 3/4s, with due dates from May 1, 2009 to June 1, 2009                               1,081,897
          9,120,357 IO 8s, February 1, 2023                                                               1,915,275
            185,682 6s, June 1, 2029                                                                        181,860
        141,260,000 Federal National Mortgage Association 7s, July 15, 2005                             150,265,325
                    Federal National Mortgage Association
                    Pass-Through Certificates
             90,230 11s, with due dates from October 1, 2015
                    to March 1, 2016                                                                        100,924
             67,529 8 3/4s, July 1, 2009                                                                     70,565
         24,823,079 8s, with due dates from November 1, 2024
                    to January 1, 2031                                                                   25,676,007
         82,881,818 7 1/2s, with due dates from November 1, 2011
                    to December 1, 2030                                                                  85,258,687
        131,300,000 TBA, 7 1/2s, February 25, 2015                                                      135,034,172
         57,217,888 7s, with due dates from August 1, 2022
                    to February 1, 2030                                                                  57,851,897
         13,454,025 6 1/2s, with due dates from July 1, 2010
                    to January 1, 2031                                                                   13,431,343
        176,580,000 TBA, 6s, February 1, 2031                                                           172,772,935
            974,452 5 1/2s, August 15, 2014                                                                 955,674
                    Government National Mortgage Association
                    Pass-Through Certificates
                699 15s, September 15, 2011                                                                     833
          8,501,531 8 1/2s, with due dates from October 15, 2017
                    to November 15, 2017                                                                  9,045,373
         85,516,579 8s, with due dates from January 15, 2022
                    to December 15, 2027                                                                 88,679,163
             14,746 7 1/2s, September 15, 2005                                                               15,188
         48,592,564 7s, with due dates from January 15, 2023
                    to December 15, 2028                                                                 49,461,206
         13,036,141 6 1/2s, with due dates from March 15, 2002
                    to August 15, 2027                                                                   13,089,348
         15,719,591 1999-46 SQ IO 2.88s, August 16, 2027                                                    953,000
                                                                                                      -------------
                                                                                                        815,832,072

U.S. Treasury Obligations (6.0%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Bonds
        104,370,000 6 1/4s, May 15, 2030                                                                115,018,871
         75,220,000 6 1/8s, August 15, 2029 (SEG)                                                        81,014,197
                    U.S. Treasury Notes
          8,785,000 6 1/2s, February 15, 2010                                                             9,611,317
        108,260,000 5 3/4s, August 15, 2010                                                             113,047,257
         12,141,000 U.S. Treasury Strip, Interest Only (IO), zero %, May 15, 2026                         2,877,296
                                                                                                     --------------
                                                                                                        321,568,938
                                                                                                     --------------
                    Total U.S. Government and Agency Obligations

                    (cost $1,122,657,278)                                                            $1,137,401,010

CORPORATE BONDS AND NOTES (11.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Aerospace and Defense (0.4%)
-------------------------------------------------------------------------------------------------------------------
     $    7,230,000 Boeing Co. deb. 6 5/8s, 2038                                                     $    7,101,595
          5,720,000 Lockheed Martin Corp. bonds 8 1/2s, 2029                                              6,617,182
          4,225,000 Raytheon Co. notes 6.45s, 2002                                                        4,248,322
          2,250,000 Sequa Corp. sr. notes 9s, 2009                                                        2,289,375
                                                                                                      -------------
                                                                                                         20,256,474

Airlines (0.5%)
-------------------------------------------------------------------------------------------------------------------
          2,668,457 Continental Airlines, Inc. pass-thru certificates Ser. 974C,
                    6.8s, 2009                                                                            2,629,711
         11,885,000 Continental Airlines, Inc. pass-thru certificates Ser. 98-2,
                    6.32s, 2008                                                                          11,370,617
          6,235,323 Continental Airlines, Inc. pass-thru certificates Ser. 981C,
                    6.541s, 2009                                                                          6,143,227
          1,690,000 Northwest Airlines, Inc. company guaranty 8.7s, 2007                                  1,629,380
          1,310,000 Northwest Airlines, Inc. company guaranty 8.52s, 2004                                 1,302,363
          4,825,000 United Air Lines Corp. deb. 9 3/4s, 2021                                              4,594,172
            385,000 US Air, Inc. pass-thru certificates Ser. 93-A2, 9 5/8s, 2003                            375,344
                                                                                                      -------------
                                                                                                         28,044,814

Automotive (0.4%)
-------------------------------------------------------------------------------------------------------------------
          6,760,000 Chrysler Corp. deb. Ser. B, 7.45s, 2097                                               5,838,544
         10,375,000 Ford Motor Co. bonds 6 5/8s, 2028                                                     9,252,944
          4,310,000 Ford Motor Co. deb. 7.4s, 2046                                                        4,105,146
            180,000 Hayes Wheels International, Inc. company guaranty Ser. B,
                    9 1/8s, 2007                                                                            126,000
          1,430,000 Lear Corp. sub. notes 9 1/2s, 2006                                                    1,396,281
          3,070,000 Visteon Corp. sr. notes 8 1/4s, 2010                                                  3,153,746
                                                                                                      -------------
                                                                                                         23,872,661

Banking (2.2%)
-------------------------------------------------------------------------------------------------------------------
         17,020,000 Bank of America Corp. sub. notes 7.4s, 2011                                          17,720,543
          9,000,000 Bank One Corp. sub notes 7 7/8s, 2010                                                 9,657,328
         10,470,000 Bank United Corp. Ser. A, 8s, 2009                                                   10,771,641
          1,808,000 Bank United Corp. notes 8 7/8s, 2007                                                  1,869,201
          4,250,000 BankAmerica Corp. sr. notes 5 7/8s, 2009                                              4,036,650
         11,255,000 Citicorp sub. notes 6 3/8s, 2008                                                     11,155,281
          5,505,000 Colonial Bank sub. notes 8s, 2009                                                     5,262,670
          4,050,000 Dime Capital Trust I bonds Ser. A, 9.33s, 2027                                        3,845,880
          2,820,000 First Citizens Bank Capital Trust I company guaranty
                    8.05s, 2028                                                                           2,189,194
         11,366,000 First Union Capital II company guaranty Ser. A, 7.95s, 2029                          10,909,655
          2,035,000 Firstar Bank Milwaukee sr. bank notes 6 1/4s, 2002                                    2,062,717
          6,685,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                6,477,364
          2,130,000 Imperial Bank sub. notes 8 1/2s, 2009                                                 2,294,581
          1,455,000 Merita Bank, Ltd. sub. notes 6 1/2s, 2006 (Finland)                                   1,466,509
          3,130,000 National City Corp. sub. notes 7.2s, 2005                                             3,232,601
          3,240,000 Norwest Corp. med. term sr. notes 6 3/4s, 2027                                        3,151,289
         11,290,000 Peoples Bank-Bridgeport sub. notes 7.2s, 2006                                        10,718,839
          3,810,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       3,981,450
          4,615,000 St. Paul Bancorp sr. notes 7 1/8s, 2004                                               4,608,770
          2,910,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                        2,543,195
          1,035,000 Wilmington Trust Corp. sub. notes 6 5/8s, 2008                                          995,484
                                                                                                      -------------
                                                                                                        118,950,842

Beverage (0.1%)
-------------------------------------------------------------------------------------------------------------------
          7,300,000 Pepsi Bottling Group, Inc. (The) sr. notes Ser. B, 7s, 2029                           7,597,694

Broadcasting (--%)
-------------------------------------------------------------------------------------------------------------------
            920,000 Allbritton Communications Co. sr. sub. notes Ser. B,
                    8 7/8s, 2008                                                                            903,900
             33,700 AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                            37,154
            335,000 News America Holdings, Inc. deb. 7.7s, 2025                                             316,461
                                                                                                      -------------
                                                                                                          1,257,515

Cable Television (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,010,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                    909,000
            605,000 Adelphia Communications Corp. sr. notes Ser. B, 8 3/8s, 2008                            562,650
          4,250,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                         4,547,500
            720,000 NTL Communications Corp. 144A sr. notes 11 7/8s, 2010                                   702,000
            600,000 TeleWest Communications PLC sr. disc. notes stepped-coupon
                    zero % (9 1/4s, 4/15/04), 2009 (United Kingdom) (STP)                                   349,500
                                                                                                      -------------
                                                                                                          7,070,650

Chemicals (0.1%)
-------------------------------------------------------------------------------------------------------------------
            595,000 Equistar Chemicals LP notes 9 1/8s, 2002                                                601,105
          1,920,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                            1,958,400
          4,195,000 Rohm & Haas Co. notes 7.4s, 2009                                                      4,362,339
                                                                                                      -------------
                                                                                                          6,921,844

Coal (--%)
-------------------------------------------------------------------------------------------------------------------
            128,550 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007 (PIK)                                                                      48,849
            760,000 Lodestar Holdings, Inc. company guaranty 11 1/2s,
                    2005 (In default) (NON)                                                                  53,200
                                                                                                      -------------
                                                                                                            102,049

Commercial and Consumer Services (--%)
-------------------------------------------------------------------------------------------------------------------
            711,000 Unicco Service Co. company guaranty Ser. B, 9 7/8s, 2007                                654,120

Computers (0.1%)
-------------------------------------------------------------------------------------------------------------------
          5,505,000 IBM Corp. deb. 7 1/8s, 2096                                                           5,501,587

Conglomerates (0.2%)
-------------------------------------------------------------------------------------------------------------------
         12,095,000 Tyco International, Ltd. company guaranty 6 1/4s, 2003                               12,090,041

Consumer Finance (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,000,000 Capital One Financial Corp. notes 7 1/4s, 2006                                          965,256
            795,000 Capital One Financial Corp. notes 7 1/4s, 2003                                          803,244
          1,900,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                  1,776,500
            870,000 Contifinancial Corp. sr. notes 8 1/8s, 2008 (In default) (NON)                          134,850
          1,060,000 Contifinancial Corp. sr. notes 7 1/2s, 2002 (In default) (NON)                          164,300
          3,385,000 Ford Motor Credit Corp. bonds 7 3/8s, 2011                                            3,467,594
         10,000,000 Ford Motor Credit Corp. notes 7 3/8s, 2009                                           10,076,300
          1,160,000 Ford Motor Credit Corp. notes 6.55s, 2002                                             1,173,839
          2,195,000 Ford Motor Credit Corp. sr. notes 5.8s, 2009                                          2,057,395
          2,920,000 Household Finance Corp. notes 6 1/2s, 2008                                            2,862,739
          3,300,000 Household Finance Corp. sr. unsub. 5 7/8s, 2009                                       3,105,828
                                                                                                      -------------
                                                                                                         26,587,845

Containers (--%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                               109,200

Electric Utilities (0.5%)
-------------------------------------------------------------------------------------------------------------------
          3,840,000 Arizona Public Service Co. sr. notes 6 3/4s, 2006                                     3,900,518
          6,405,000 CILCORP, Inc. sr. notes 8.7s, 2009                                                    6,843,243
              5,000 CMS Energy Corp. pass-thru certificates 7s, 2005                                          4,611
          2,200,000 CMS Energy Corp. sr. notes 8 1/8s, 2002                                               2,221,054
            100,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                          96,000
          3,330,000 Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                             3,485,045
            639,128 Northeast Utilities System notes Ser. A, 8.58s, 2006                                    654,391
          1,921,590 Northeast Utilities System notes Ser. B, 8.38s, 2005                                  1,965,018
          9,490,000 TXU Electrical Capital company guaranty 8.175s, 2037                                  8,918,322
                                                                                                      -------------
                                                                                                         28,088,202

Energy (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,000,000 Cliffs Drilling Co. company guaranty Ser. B, 10 1/4s, 2003                            1,027,500
          2,000,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                 2,075,000
            380,000 RBF Finance Co. company guaranty 11 3/8s, 2009                                          457,900
          1,030,000 RBF Finance Co. company guaranty 11s, 2006                                            1,241,150
                                                                                                      -------------
                                                                                                          4,801,550

Entertainment (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,000,000 United Artists Theatre sr. sub. notes Ser. B, 9 3/4s, 2008
                    (In default) (NON)                                                                       21,250
          5,375,000 Walt Disney Co. med. term notes 5.62s, 2008                                           5,020,788
                                                                                                      -------------
                                                                                                          5,042,038

Financial (1.8%)
-------------------------------------------------------------------------------------------------------------------
            280,000 Advanta Corp. med. term notes Ser. B, 7s, 2001                                          275,223
            200,000 Advanta Corp. med. term notes Ser. D, 6.92s, 2002                                       197,814
          2,270,000 Advanta Corp. notes Ser. C, 7.47s, 2001                                               2,262,305
          1,890,000 Advanta Corp. notes Ser. C, 6.94s, 2001                                               1,881,249
            805,000 Advanta Corp. notes Ser. D, 6.925s, 2002                                                796,242
          7,810,000 AFLAC, Inc. sr. notes 6 1/2s, 2009                                                    7,783,134
          9,400,000 American General Institute 144A company guaranty
                    8 1/8s, 2046                                                                          9,579,070
          3,165,000 Associates First Capital Corp. deb. 6.95s, 2018                                       3,129,299
          3,770,000 Associates First Capital Corp. sr. notes 6 1/4s, 2008                                 3,693,092
          3,500,000 Associates First Capital Corp. sub. deb. 8.15s, 2009                                  3,817,135
          8,235,000 Conseco Financing Trust II company guaranty 8.7s, 2026                                4,941,000
          4,970,000 Green Tree Financial notes Ser. A, 6 1/2s, 2002                                       4,148,658
          6,905,000 Liberty Mutual Insurance 144A notes 7.697s, 2097                                      5,100,309
          3,280,000 Markel Capital Trust I company guaranty Ser. B, 8.71s, 2046                           2,085,030
          4,205,000 Money Store, Inc. notes 8.05s, 2002                                                   4,304,827
          7,610,000 Nisource Finance Corp. 144A company guaranty
                    7 7/8s, 2010                                                                          8,154,189
AUD       9,580,000 Principal Financial Group 144A notes 7.95s,
                    2004 (Australia)                                                                     10,008,322
     $    8,635,000 Provident Companies, Inc. bonds 7.405s, 2038                                          6,736,854
          5,120,000 Goldman Sachs Group, Inc. notes Ser. B, 7.35s, 2009                                   5,452,800
         10,345,000 Sun Life Canada Capital Trust 144A 8.526s, 2049                                       9,325,500
          7,545,000 TIG Capital Trust I 144A bonds 8.597s, 2027                                           4,500,291
                                                                                                      -------------
                                                                                                         98,172,343

Gaming & Lottery (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,160,000 International Game Technology sr. notes 7 7/8s, 2004                                  1,174,500
          2,145,000 International Game Technology 144A sr. notes 8 3/8s, 2009                             2,177,175
            910,000 Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                                     910,000
            120,000 Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                                120,300
          3,740,000 Park Place Entertainment Corp. sr. sub. notes 9 3/8s, 2007                            3,889,600
                                                                                                      -------------
                                                                                                          8,271,575

Health Care (0.2%)
-------------------------------------------------------------------------------------------------------------------
            930,000 Columbia/HCA Healthcare Corp. deb. 7.19s, 2015                                          837,000
             75,000 Columbia/HCA Healthcare Corp. med. term notes 8.85s, 2007                                77,250
          1,220,000 Columbia/HCA Healthcare Corp. med. term notes 8.7s, 2010                              1,284,050
             60,000 HCA-The Healthcare Co. notes 7 1/4s, 2008                                                58,350
          5,000,000 Omega Healthcare Investors, Inc. notes 6.95s, 2002                                    4,400,000
            140,000 Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                   141,575
          4,700,000 Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                    4,811,625
                                                                                                      -------------
                                                                                                         11,609,850

Homebuilding (--%)
-------------------------------------------------------------------------------------------------------------------
          2,710,000 D.R. Horton, Inc. company guaranty 8s, 2009                                           2,608,375

Investment Banking/Brokerage (0.1%)
-------------------------------------------------------------------------------------------------------------------
          5,100,000 Merrill Lynch & Co., Inc. med. term notes 6.13s, 2003                                 5,153,397

Lodging/Tourism (0.1%)
-------------------------------------------------------------------------------------------------------------------
          8,080,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                            7,898,200

Manufacturing (0.2%)
-------------------------------------------------------------------------------------------------------------------
          9,915,000 Norsk Hydro ASA notes 6.36s, 2009 (Norway)                                            9,779,759

Media (0.1%)
-------------------------------------------------------------------------------------------------------------------
          6,670,000 Time Warner Entertainment Inc. sr. notes 8 3/8s, 2033                                 7,577,854

Medical Services (--%)
-------------------------------------------------------------------------------------------------------------------
            530,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s,
                    2007 (In default) (NON)                                                                   4,638
            280,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s,
                    2008 (In default) (NON)                                                                   2,450
          1,280,000 Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B, 9 1/2s,
                    2007 (In default) (NON)                                                                  12,800
            260,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02),
                    2007 (In default) (STP)                                                                   2,600
          1,388,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007 (In default) (NON)                          69,400
                                                                                                      -------------
                                                                                                             91,888

Metals (0.1%)
-------------------------------------------------------------------------------------------------------------------
          4,465,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                          3,940,363

Natural Gas Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
          5,550,000 Osprey Trust 144A sec. notes 8.31s, 2003                                              5,744,417

Oil & Gas (0.6%)
-------------------------------------------------------------------------------------------------------------------
          3,260,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                            3,439,300
         11,195,000 Louis Dreyfus Natural Gas notes 6 7/8s, 2007                                         11,032,449
            650,000 Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                696,040
            630,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                674,566
          6,155,000 Phillips Petroleum Co. notes 8 3/4s, 2010                                             7,106,378
          1,680,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                              1,663,200
            415,000 Seagull Energy sr. sub. notes 8 5/8s, 2005                                              426,317
          6,020,000 Union Oil Company of California company guaranty
                    7 1/2s, 2029                                                                          6,291,321
          2,425,000 Union Pacific Resources Group, Inc. notes 7.3s, 2009                                  2,545,959
                                                                                                      -------------
                                                                                                         33,875,530

Paper & Forest Products (0.3%)
-------------------------------------------------------------------------------------------------------------------
         12,025,000 Abitibi-Consolidated Inc. deb. 8 1/2s, 2029 (Canada)                                 12,385,029
             60,000 Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                    56,554
          3,875,000 Georgia Pacific Corp. bonds 7 3/4s, 2029                                              3,320,798
            790,000 Norampac, Inc. sr. notes 9 1/2s, 2008 (Canada)                                          805,800
                                                                                                      -------------
                                                                                                         16,568,181

Pharmaceuticals (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,040,000 ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                 1,066,000
          1,730,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                 1,764,600
                                                                                                      -------------
                                                                                                          2,830,600

Power Producers (--%)
-------------------------------------------------------------------------------------------------------------------
          1,300,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                  1,305,252
            460,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    451,132
            840,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                903,000
                                                                                                      -------------
                                                                                                          2,659,384

Railroads (0.1%)
-------------------------------------------------------------------------------------------------------------------
          6,705,000 Burlington Northern Santa Fe Corp. notes 7 1/8s, 2010                                 6,833,401

Real Estate (0.1%)
-------------------------------------------------------------------------------------------------------------------
          3,375,000 EOP Operating LP notes 6 3/8s, 2002                                                   3,387,859
          2,575,000 Tanger Properties, Ltd. company guaranty 7 7/8s, 2004                                 2,498,677
                                                                                                      -------------
                                                                                                          5,886,536

Restaurants (--%)
-------------------------------------------------------------------------------------------------------------------
          2,240,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                 2,177,683

Retail (0.1%)
-------------------------------------------------------------------------------------------------------------------
            680,000 K mart Corp. deb. 7.95s, 2023                                                           475,306
            310,000 K mart Corp. med. term notes 7.55s, 2004                                                285,597
          4,540,000 K mart Corp. notes 8 3/8s, 2004                                                       4,438,930
            320,000 K mart Corp. notes 8 1/8s, 2006                                                         296,250
            695,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                               580,325
          1,710,000 Southland Corp. sr. sub. deb. 5s, 2003                                                1,528,774
                                                                                                      -------------
                                                                                                          7,605,182

Shipping (--%)
-------------------------------------------------------------------------------------------------------------------
          1,260,000 Navistar International Corp. sr. notes Ser. B, 7s, 2003                               1,134,000
            600,000 Pegasus Shipping 144A company guaranty 11 7/8s, 2004
                    (In default) (NON)                                                                      240,000
                                                                                                      -------------
                                                                                                          1,374,000

Software (--%)
-------------------------------------------------------------------------------------------------------------------
            280,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                     22,400

Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------
          2,415,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                       2,445,188
            490,000 Flextronics International, Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                     497,350
                                                                                                      -------------
                                                                                                          2,942,538

Telecommunications (0.5%)
-------------------------------------------------------------------------------------------------------------------
          3,080,000 Global Crossing Hldg Ltd. company guaranty 9 5/8s, 2008                               3,103,100
          1,585,000 Global Crossing Holdings, Ltd. 144A sr. notes 8.7s,
                    2007 (Bermuda)                                                                        1,575,094
          1,000,000 Primus Telecommunications Group, Inc. sr. notes 12 3/4s, 2009                           430,000
          6,505,000 Sprint Capital Corp. company guaranty 7 5/8s, 2011                                    6,559,707
            890,000 Sprint Capital Corp. company guaranty 6 1/8s, 2008                                      823,526
          9,515,000 Verizon Global Funding Corp. 144A notes 7 1/4s, 2010                                  9,930,139
          4,100,000 Worldcom, Inc. notes 8 1/4s, 2010                                                     4,422,711
                                                                                                      -------------
                                                                                                         26,844,277

Telephone (--%)
-------------------------------------------------------------------------------------------------------------------
            840,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                               168,000
          3,900,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (9 7/8s, 5/1/03), 2008 (STP)                                                            195,000
                                                                                                      -------------
                                                                                                            363,000

Textiles (--%)
-------------------------------------------------------------------------------------------------------------------
            825,000 Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                           742,500
            255,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                           76,500
                                                                                                      -------------
                                                                                                            819,000

Tobacco (0.1%)
-------------------------------------------------------------------------------------------------------------------
          4,360,000 Philip Morris Cos., Inc. notes 7 1/4s, 2003                                           4,465,948
          2,925,000 Philip Morris Cos., Inc. notes 7 1/8s, 2004                                           3,003,419
                                                                                                      -------------
                                                                                                          7,469,367

Waste Management (0.2%)
-------------------------------------------------------------------------------------------------------------------
          8,734,000 Browning-Ferris Industries, Inc. 144A deb. 7.4s, 2035                                 6,812,520
          2,250,000 Waste Management, Inc. notes 6 5/8s, 2002                                             2,253,735
                                                                                                      -------------
                                                                                                          9,066,255

Water Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
          3,960,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                          3,861,000
                                                                                                     --------------
                    Total Corporate Bonds and Notes
                    (cost $609,121,145)                                                              $  588,995,481

COLLATERALIZED MORTGAGE OBLIGATIONS (5.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                    Commercial Mortgage Asset Trust
     $    9,240,047 Ser. 99-C1, Class A3, 6.64s, 2010                                                $    9,428,096
        106,311,701 Ser. 99-C1, Class X, IO, 0.589s, 2020                                                 6,661,093
                    Countrywide Home Loan
          5,768,800 Ser. 98-A12, Class A14, 8s, 2028                                                      6,015,777
          4,920,000 Ser. 98-3, Class A5, 6 3/4s, 2028                                                     4,850,044
          6,795,000 Countrywide Mortgage Backed Securities, Inc. Ser. 93-C,
                    Class A8, 6 1/2s, 2024                                                                6,661,886
                    Criimi Mae Commercial Mortgage Trust Ser. 98-C1,
         13,975,000 Class A2, 7s, 2011                                                                   13,278,434
          4,850,000 Class B, 7s, 2011                                                                     4,236,172
                    CS First Boston Mortgage Securities Corp.
          3,114,000 Ser. 1999-C1, Class E, 7.923s, 2009                                                   3,240,506
         25,675,500 Ser. 00-C1, Class A2, 7.545s, 2010                                                   27,532,962
          5,607,902 DLJ Commercial Mortgage Corp. Ser. 98-CG1, Class A1A,
                    6.11s, 2007                                                                           5,663,324
                    Fannie Mae
              6,934 Ser. 92-15, Class L, IO, 45.582s, 2022                                                  180,557
             28,255 Ser. 92-181, Class PJ, IO, 30.057s, 2022                                                665,414
             39,445 Ser. 92-184, Class J, IO, 14.27s, 2022                                                1,085,131
          8,876,044 Ser. 00-4, Class SX, 6.998s, 2023                                                     8,765,093
         14,559,132 Ser. 99-51, Class S, IO, 0.988s, 2029                                                 1,210,228
          5,708,709 Ser. 237, Class 2, IO, 4.215s, 2023                                                   1,197,045
         10,494,131 Ser. 218, Class 2, IO, 3.989s, 2023                                                   2,223,444
         39,097,534 Ser. 252, Class 2, IO, 3.748s, 2023                                                   8,589,240
          3,272,771 Ser. 218, Class 2, IO, 3.491s, 2023                                                     711,828
          9,672,424 Ser. 276, Class 2, IO, 3.091s, 2024                                                   2,285,110
         16,876,314 Ser. 97-92, Class SM, IO, 0.917s, 2022                                                1,476,677
          4,055,856 Ser. 97-91, Class SL, IO, 0.906s, 2023                                                  484,168
          5,638,346 Ser. 98-66, Class SB, IO, 0.518s, 2028                                                  357,683
         10,500,000 FFCA Secured Lending Corp. Ser. 00-1, Class A2, 7.77s, 2027                          11,023,359
                    Freddie Mac
          1,728,000 Ser. 2028, Class SG, IO, 9.975s, 2023                                                   746,280
            996,351 Ser. 180, zero %, 2026                                                                  825,414
            888,952 Ser. 203, PO, zero %, 2029                                                              672,548
          5,000,000 GE Capital Mortgage Services, Inc. Ser. 98-11, Class 2A4,
                    6 3/4s, 2028                                                                          4,993,500
                    General Growth Properties-Homart 144A
          1,325,000 Ser. 99-C1, Class G, 9.12s, 2003                                                      1,325,000
          1,520,000 Ser. 99-C1, Class F, 8.87s, 2003                                                      1,520,000
          6,621,000 General Growth Properties-Ivanhoe Ser. 99-C1, Class F,
                    9.12s, 2004                                                                           6,621,000
          7,630,000 GMAC Commercial Mortgage Securities Inc. 6.175s, 2033                                 7,581,418
                    Government National Mortgage Association
          8,877,948 Ser. 00-17, Class SB, 13.2s, 2026                                                    10,212,748
          8,965,278 Ser. 99-29, Class WB, 6.555s, 2028                                                    9,021,311
                    Housing Securities Inc.
            273,287 Ser. 91-B, Class B6, 9s, 2006                                                           271,750
          1,075,678 Ser. 93-F, Class F9M2, 7s, 2023                                                       1,052,820
            166,294 Ser. 94-1, Class AB1, 6 1/2s, 2009                                                      151,088
                    LB Commercial Conduit Mortgage Trust
          3,495,000 Ser. 1999-C2, Class B, 7.425s, 2009                                                   3,693,038
          2,110,000 Ser. 1999-C1, Class A2, 6.78s, 2009                                                   2,172,191
                    Merrill Lynch Mortgage Investors, Inc.
          3,465,000 Ser. 96-C2, Class E, 6.96s, 2028                                                      3,221,367
          4,076,818 Ser. 98-C2, Class A1, 6.22s, 2030                                                     4,129,689
         51,864,850 Ser. 98-C2, IO, 0.818s, 2030                                                          3,464,410
          1,880,072 Morgan Stanley Capital I Ser. 98-HF1, Class A1, 6.19s, 2007                           1,902,985
                    Morgan Stanley Dean Witter Capital I
          1,535,000 Ser. 00, Class B, 7.638s, 2010                                                        1,649,166
          3,750,000 Ser. 00-LIF2, Class A2, 7.2s, 2010                                                    3,964,453
          7,910,000 Ser. 01-PPM, Class A3, 6.45s, 2011                                                    8,041,009
          4,850,847 Mortgage Capital Funding, Inc. Ser. 98-MC1, Class A1,
                    6.417s, 2007                                                                          4,940,474
          4,950,000 PNC Mortgage Acceptance Corp. Ser. 00-C1, Class A2,
                    7.61s, 2010                                                                           5,321,250
          1,655,839 Prudential Home Mortgage Securities Ser. 92-25, Class B3,
                    8s, 2022                                                                              1,688,955
                    Prudential Home Mortgage Securities 144A
            237,121 Ser. 94-31, Class B3, 8s, 2009                                                          238,417
          1,067,666 Ser. 95-D, Class 5B, 7.54s, 2024                                                      1,044,144
          3,950,000 Residential Funding Mortgage Ser. 98-S13, Class A21,
                    6 3/4s, 2028                                                                          3,941,508
                    Ryland Mortgage Securities Corp.
          1,163,113 Ser. 94-7C, Class B1, 7.359s, 2025                                                    1,164,068
          1,646,742 Ser. 94-7C, Class B1, 7.359s, 2025                                                    1,638,508
                    Salomon Brothers Mortgage Securities VII
          6,030,000 Ser. 00-C1, Class A2, 7.52s, 2009                                                     6,454,927
          6,600,000 Ser. 00-C3, Class A2, 6.592s, 2010                                                    6,691,266
          1,304,018 Sears Mortgage Securities Ser. 93-7, Class T7, 7s, 2007                               1,312,155
                    Structured Asset Security Corp.
         11,486,734 Ser. 99-RF1, Class A, IO, 7.876s, 2028                                               11,777,463
         20,674,706 Ser. 98-RF3, IO, 1.734s, 2028                                                         3,853,248
          4,410,131 Ser. 98-RF2, 8.58s, 2028                                                              4,604,442
         10,599,815 TIAA Retail Commercial Mortgage Trust Ser. 1999-1, Class A,
                    7.17s, 2032                                                                          11,058,588
                                                                                                     --------------
                    Total Collateralized Mortgage Obligations
                    (cost $265,050,533)                                                              $  270,785,869

ASSET-BACKED SECURITIES (0.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    3,082,000 Advanta Mortgage Loan Trust Ser. 00-1, Class A4, 8.61s, 2028                     $    3,306,308
          9,840,000 Conseco Finance Securitization Ser. 00-5, Class A6,
                    7.96s, 2032                                                                          10,324,128
          4,193,830 First Plus 144A Ser. 98-A, Class A, 8 1/2s, 2023                                      3,203,037
         14,868,104 Ford Credit Auto Owner Trust Ser. 00-C3, Class A3,
                    7.13s, 2002                                                                          14,970,247
         39,261,651 Lehman Manufactured Housing Ser. 98-1, Class 1,
                    0.486s, 2028                                                                            981,541
                                                                                                     --------------
                    Total Asset-Backed Securities (cost $33,828,927)                                 $   32,785,261

FOREIGN GOVERNMENT BONDS AND NOTES (0.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
CAD       1,605,000 Ontario (Province of) sr. unsub. 5 1/2s,
                    2008 (Canada)                                                                    $    1,570,300
CAD      16,135,000 Quebec (Province of) sr. unsub. 5 3/4s,
                    2009 (Canada)                                                                        15,705,002
                                                                                                     --------------
                    Total Foreign Government Bonds and Notes
                    (cost $17,576,193)                                                               $   17,275,302

UNITS (0.3%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
            250,100 Intel Corp. Structured Warrants Exp. 3/20/01 zero %
                    (Issued by Salomon Smith Barney Holdings, Inc.)                                  $    6,983,192
            170,700 Pharmacia Corp. Structured Warrants Exp. 3/14/01 zero %
                    (Issued by Merrill Lynch International & Co., C.V.)                                   9,678,007
                                                                                                     --------------
                    Total Units (cost $16,685,780)                                                   $   16,661,199

PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              6,654 AmeriKing, Inc. zero % pfd. (PIK)                                                $        6,654
             27,755 Golden State Bancorp, Inc. Ser. A, zero % pfd.                                          638,365
             25,042 CGA Group, Ltd. 144A Ser. A, zero % pfd. (PIK)                                          613,523
              6,155 Chevy Chase Capital Corp. Ser. A, zero % pfd. (PIK)                                     323,138
              3,697 CSC Holdings, Inc. Ser. M, zero % cum. pfd. (PIK)                                       406,670
          1,605,000 Fresenius Medical Capital Trust II $7.875 pfd. (Germany)                              1,560,863
                  1 Paxson Communications Corp. $13.25 cum. pfd. (PIK)                                        9,250
                                                                                                     --------------
                    Total Preferred Stocks (cost $3,583,073)                                         $    3,558,463

CONVERTIBLE PREFERRED STOCKS (--%) (a) (cost $123,290)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                 94 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                  $       23,535

WARRANTS (--%) (a) (NON)                                                                  EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                  3 Anker Coal Group, Inc. 144A                                           10/28/09   $            1
             16,000 CGA Group, Ltd. 144A                                                  2/11/07               160
                180 McCaw International, Ltd.                                             4/15/07             5,400
                685 Raintree Resort 144A                                                  12/1/04                 7
                280 Telehub Communications Corp.                                          7/31/05               140
                625 UIH Australia/Pacific, Inc. 144A                                      5/15/06             1,874
                                                                                                     --------------
                    Total Warrants (cost $112,486)                                                   $        7,582

SHORT-TERM INVESTMENTS (9.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $50,000,000 Corporate Receivable Co. for effective yield of 6.01%,
                    February 02, 2001                                                                $   49,991,653
         35,681,000 Thunder Bay Funding for effective yield of 5.86%,
                    February 12, 2001                                                                    35,617,111
         19,500,000 Diageo Capital PLC for effective yield of 5.85%,
                    February 15, 2001                                                                    19,455,638
         80,100,000 UBS Finance for effective yield of 5.79%, February 1, 2001                           80,087,117
        100,000,000 House Hold Finance Corp. for effective yield of 5.78%,
                    February 1, 2001                                                                     99,983,944
         50,000,000 Park Avenue Receivables for an effective yield of 5.73%,
                    February 1, 2001                                                                     49,848,792
         30,000,000 Petrobras International Financie Co. for effective yield of 5.55%,
                    February 13, 2001                                                                    29,939,875
         75,000,000 Merrill Lynch & Co., Inc. for effective yield of 5.48%,
                    February 15, 2001                                                                    74,828,750
         73,313,000 Interest in $900,000,000 joint tri-party repurchase agreement dated January 31, 2001 with S.B.C. Warburg Securities due
                    February 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $73,324,689 for an effective
                    yield of 5.74%                                                                       73,313,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $513,065,880)                                 $  513,065,880
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $5,427,892,914) (b)                                      $5,767,228,501
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $5,354,954,361.

  (b) The aggregate identified cost on a tax basis is $5,444,344,401, resulting in gross unrealized appreciation and depreciation of $493,460,947 and $170,576,847, respectively, or net unrealized appreciation of $322,884,100.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(POR) A portion of the income will be received in additional securities.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at January
      31, 2001.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 2001
                                                                   Unrealized
                                     Aggregate Face  Expiration   Appreciation/
                       Total Value        Value         Date     (Depreciation)
------------------------------------------------------------------------------
US Treasury 5 Year
Notes (Long)           $93,684,375     $93,472,146      Mar-01   $   212,229
US Treasury 10
Year Notes
(Short)                 61,447,750      59,528,713      Mar-01    (1,919,037)
US Bonds (Short)        41,104,688      40,523,240      Mar-01      (581,448)
------------------------------------------------------------------------------
                                                                 $(2,288,256)
------------------------------------------------------------------------------
Swap Contracts outstanding at January 31, 2001
                                          Notional   Termination   Unrealized
                                           Amount       Date      Depreciation
------------------------------------------------------------------------------
Agreement with
Lehman Brothers
Special
Financing, Inc.
dated September
28, 2000 to pay
monthly the
notional amount
multiplied by the
Lehman U.S.
Credit Index, and
receive the
notional amount
multiplied by one
month USD LIBOR,
adjusted by a
specified spread.                         $10,319     Apr-01      $(170,235)

Agreement with
Lehman Brothers
Special
Financing, Inc.
dated September
28, 2000 to pay
monthly the
notional amount
multiplied by the
Lehman U.S.
Credit Index, and
receive the
notional amount
multiplied by one
month USD LIBOR,
adjusted by a
specified spread.                          31,504     May-01       (519,712)
------------------------------------------------------------------------------
                                                                  $(689,947)

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $5,427,892,914) (Note 1)                                    $5,767,228,501
-------------------------------------------------------------------------------------------
Cash                                                                             10,258,933
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        28,813,711
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            8,435,907
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                  363,230,498
-------------------------------------------------------------------------------------------
Total assets                                                                  6,177,967,550

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin                                                        222,844
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               453,324
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                708,119,292
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                      104,198,229
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      6,476,468
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          715,137
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       116,658
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                         10,080
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,871,916
-------------------------------------------------------------------------------------------
Payable for open Swaps Contracts                                                    689,947
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              139,294
-------------------------------------------------------------------------------------------
Total liabilities                                                               823,013,189
-------------------------------------------------------------------------------------------
Net assets                                                                   $5,354,954,361

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $5,067,213,188
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                      3,894,816
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                          (52,510,707)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                    336,357,064
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $5,354,954,361

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,172,891,095 divided by 183,226,943 shares)                                       $17.32
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $17.32)*                              $18.38
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,217,242,534 divided by 70,969,151 shares)**                                      $17.15
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($28,393,413 divided by 1,646,389 shares)**                                          $17.25
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($240,005,372 divided by 13,987,005 shares)                                          $17.16
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $17.16)*                              $17.78
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($696,421,947 divided by 40,128,113 shares)                                          $17.35
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended January 31, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                       $ 77,480,792
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $102,032)                                       32,397,622
-------------------------------------------------------------------------------------------
Total investment income                                                         109,878,414

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 12,836,721
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    3,534,943
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    70,612
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     15,171
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             3,948,475
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             5,996,273
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               121,153
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               875,325
-------------------------------------------------------------------------------------------
Reports to shareholders                                                              77,096
-------------------------------------------------------------------------------------------
Auditing                                                                             39,305
-------------------------------------------------------------------------------------------
Postage                                                                              97,995
-------------------------------------------------------------------------------------------
Other                                                                               432,080
-------------------------------------------------------------------------------------------
Total expenses                                                                   28,045,149
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (604,490)
-------------------------------------------------------------------------------------------
Net expenses                                                                     27,440,659
-------------------------------------------------------------------------------------------
Net investment income                                                            82,437,755
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                 57,098,253
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                   9,973,551
-------------------------------------------------------------------------------------------
Net realized loss on Swap Contracts (Note 1)                                       (696,355)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (442)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                  8,989
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures
contracts and swap contracts during the period                                  425,363,180
-------------------------------------------------------------------------------------------
Net gain on investments                                                         491,747,176
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $574,184,931
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                       January 31          July 31
                                                                            2001*             2000
                                                                 ---------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   82,437,755   $  184,740,088
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                          66,375,007     (115,233,196)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies          425,372,169     (421,232,052)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                       574,184,931     (351,725,160)
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (51,105,815)    (119,663,388)
--------------------------------------------------------------------------------------------------
   Class B                                                            (15,051,225)     (38,122,667)
--------------------------------------------------------------------------------------------------
   Class C                                                               (298,450)        (340,503)
--------------------------------------------------------------------------------------------------
   Class M                                                             (3,232,250)      (7,594,187)
--------------------------------------------------------------------------------------------------
   Class Y                                                            (11,834,374)     (26,741,220)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                                     --     (260,498,942)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --     (111,069,452)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --         (705,260)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --      (19,910,206)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --      (55,204,857)
--------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                    (209,188,347)    (554,176,297)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               283,474,470   (1,545,752,139)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 5,071,479,891    6,617,232,030
--------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $3,894,816 and $2,979,175, respectively)                 $5,354,954,361   $5,071,479,891
--------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $15.77       $18.49       $18.82       $18.95       $15.82       $14.90
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .27(c)       .55(c)       .57(c)       .60          .60(c)       .63
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              1.55        (1.44)         .90         1.08         4.11         1.50
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   1.82         (.89)        1.47         1.68         4.71         2.13
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.27)        (.58)        (.55)        (.60)        (.67)        (.58)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (1.25)       (1.25)       (1.21)        (.91)        (.63)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.27)       (1.83)       (1.80)       (1.81)       (1.58)       (1.21)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $17.32       $15.77       $18.49       $18.82       $18.95       $15.82
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 11.64*       (5.09)        8.33         9.53        31.52        14.75
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $3,172,891   $3,030,281   $3,937,264   $3,387,620   $2,607,562   $1,515,260
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .45*         .93          .93         1.00         1.06          .95
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.65*        3.32         3.10         3.11         3.51         4.07
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                169.01*      140.92       127.68       126.19       134.80       119.44
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $15.62       $18.33       $18.67       $18.82       $15.74       $14.83
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .21(c)       .42(c)       .43(c)       .46          .46(c)       .51
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              1.53        (1.43)         .90         1.07         4.08         1.50
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   1.74        (1.01)        1.33         1.53         4.54         2.01
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.21)        (.45)        (.42)        (.47)        (.55)        (.47)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (1.25)       (1.25)       (1.21)        (.91)        (.63)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.21)       (1.70)       (1.67)       (1.68)       (1.46)       (1.10)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $17.15       $15.62       $18.33       $18.67       $18.82       $15.74
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 11.19*       (5.82)        7.55         8.72        30.46        13.97
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,217,243   $1,175,947   $1,641,515   $1,305,897     $888,666     $435,278
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .82*        1.68         1.68         1.75         1.81         1.71
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.27*        2.57         2.35         2.37         2.74         3.31
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                169.01*      140.92       127.68       126.19       134.80       119.44
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                    Six months
                                       ended                  For the period
Per-share                            January 31   Year ended  July 26, 1999+
operating performance               (Unaudited)    July 31     to July 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $15.71       $18.49       $18.76
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (loss)(c)          .21          .42           --(d)
---------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     1.54        (1.44)        (.27)
---------------------------------------------------------------------------
Total from
investment operations                   1.75        (1.02)        (.27)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.21)        (.51)          --
---------------------------------------------------------------------------
From net realized gain
on investments                            --        (1.25)          --
---------------------------------------------------------------------------
Total distributions                     (.21)       (1.76)          --
---------------------------------------------------------------------------
Net asset value,
end of period                         $17.25       $15.71       $18.49
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 11.24*       (5.82)       (1.44)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $28,393      $20,642         $565
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .82*        1.68          .03*
---------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               1.27*        2.60         (.03)*
---------------------------------------------------------------------------
Portfolio turnover (%)                169.01*      140.92       127.68
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income (loss) was less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $15.63       $18.33       $18.67       $18.82       $15.74       $14.84
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .23(c)       .46(c)       .47(c)       .51          .53(c)       .55
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              1.53        (1.42)         .90         1.06         4.06         1.50
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   1.76         (.96)        1.37         1.57         4.59         2.05
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.23)        (.49)        (.46)        (.51)        (.60)        (.52)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (1.25)       (1.25)       (1.21)        (.91)        (.63)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.23)       (1.74)       (1.71)       (1.72)       (1.51)       (1.15)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $17.16       $15.63       $18.33       $18.67       $18.82       $15.74
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 11.34*       (5.52)        7.80         8.98        30.83        14.26
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $240,005     $223,246     $293,336     $276,962     $187,475      $49,541
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .70*        1.43         1.43         1.50         1.56         1.50
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.40*        2.82         2.61         2.62         3.05         3.50
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                169.01*      140.92       127.68       126.19       134.80       119.44
------------------------------------------------------------------------------------------------------------------

 * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $15.80       $18.53       $18.85       $18.98       $15.85       $14.92
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .30(c)       .60(c)       .62(c)       .64          .64(c)       .68
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              1.54        (1.46)         .91         1.09         4.11         1.50
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   1.84         (.86)        1.53         1.73         4.75         2.18
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.29)        (.62)        (.60)        (.65)        (.71)        (.62)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (1.25)       (1.25)       (1.21)        (.91)        (.63)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.29)       (1.87)       (1.85)       (1.86)       (1.62)       (1.25)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $17.35       $15.80       $18.53       $18.85       $18.98       $15.85
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 11.76*        4.89         8.63         9.79        31.78        15.09
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $696,422     $621,363     $744,552     $471,176     $356,251     $207,508
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .32*         .68          .68          .75          .81          .70
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.77*        3.57         3.33         3.37         3.74         4.33
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                169.01*      140.92       127.68       126.19       134.80       119.44
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
January 31, 2001 (Unaudited)

Note 1
Significant accounting policies

The George Putnam Fund of Boston (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks to provide a balanced investment comprised of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of corporate bonds is amortized on the yield-to-maturity basis. Securities purchased or sold on a basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than .01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Equity swap contracts The fund may engage in swap agreements, which are arrangements to exchange the return generated by one instrument for the return generated by another instrument. To manage its exposure to equity markets the fund may enter into equity swap agreements, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

K) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2001, the fund had no borrowings against the line of credit.

L) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At July 31, 2000, the fund had a capital loss carryover of approximately $32,545,000 available to offset future capital gains, if any, which will expire on July 31, 2008.

M) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended January 31, 2001, the fund's expenses were reduced by $604,490 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $3,330 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Inc., a wholly-owned subsidiary of Putnam Investments LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received net commissions of $378,251 and $5,099 from the sale of class A and class M shares, respectively, and received $1,149,617 and $3,502 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received $12,870 on class A redemptions.

Note 3
Purchases and sales of securities

For the six months ended January 31, 2001, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $1,893,898,453 and $2,265,478,180, respectively. Purchases and sales of U.S. government obligations aggregated $6,606,532,171 and $6,393,600,632, respectively.

Note 4
Capital shares

At January 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                          Six months ended January 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 19,425,171       $ 323,469,512
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,852,896          46,861,059
---------------------------------------------------------------------------
                                            22,278,067         370,330,571

Shares
repurchased                                (31,196,774)       (521,643,268)
---------------------------------------------------------------------------
Net decrease                                (8,918,707)      $(151,312,697)
---------------------------------------------------------------------------

                                                   Year ended July 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 48,396,764     $   803,147,003
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               21,399,667         354,500,796
---------------------------------------------------------------------------
                                            69,796,431       1,157,647,799

Shares
repurchased                                (90,615,063)     (1,484,068,506)
---------------------------------------------------------------------------
Net decrease                               (20,818,632)    $  (326,420,707)
---------------------------------------------------------------------------

                                          Six months ended January 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,863,565       $  80,442,519
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  866,429          14,118,073
---------------------------------------------------------------------------
                                             5,729,994          94,560,592

Shares
repurchased                                (10,037,731)       (164,768,063)
---------------------------------------------------------------------------
Net decrease                                (4,307,737)      $ (70,207,471)
---------------------------------------------------------------------------

                                                   Year ended July 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 15,255,730       $ 254,308,810
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                8,560,716         140,755,068
---------------------------------------------------------------------------
                                            23,816,446         395,063,878

Shares
repurchased                                (38,117,467)       (614,767,009)
---------------------------------------------------------------------------
Net decrease                               (14,301,021)      $(219,703,131)
---------------------------------------------------------------------------

                                          Six months ended January 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    482,629         $ 8,013,740
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   17,580             288,111
---------------------------------------------------------------------------
                                               500,209           8,301,851

Shares
repurchased                                   (167,517)         (2,775,335)
---------------------------------------------------------------------------
Net increase                                   332,692         $ 5,526,516
---------------------------------------------------------------------------

                                                   Year ended July 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,466,937         $24,475,924
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   62,168           1,016,777
---------------------------------------------------------------------------
                                             1,529,105          25,492,701

Shares
repurchased                                   (245,991)         (3,958,787)
---------------------------------------------------------------------------
Net increase                                 1,283,114         $21,533,914
---------------------------------------------------------------------------

                                          Six months ended January 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,606,226        $ 26,599,295
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  195,265           3,181,450
---------------------------------------------------------------------------
                                             1,801,491          29,780,745

Shares
repurchased                                 (2,098,012)        (34,746,968)
---------------------------------------------------------------------------
Net decrease                                  (296,521)       $ (4,966,223)
---------------------------------------------------------------------------

                                                   Year ended July 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,284,577       $  54,757,342
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,656,440          27,222,018
---------------------------------------------------------------------------
                                             4,941,017          81,979,360

Shares
repurchased                                 (6,659,619)       (107,991,397)
---------------------------------------------------------------------------
Net decrease                                (1,718,602)      $ (26,012,037)
---------------------------------------------------------------------------

                                          Six months ended January 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,020,507       $ 116,578,570
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  719,333          11,834,374
---------------------------------------------------------------------------
                                             7,739,840         128,412,944

Shares
repurchased                                 (6,930,545)       (116,641,416)
---------------------------------------------------------------------------
Net increase                                   809,295       $  11,771,528
---------------------------------------------------------------------------

                                                   Year ended July 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 17,786,628       $ 299,853,993
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4.984,958          81,946,077
---------------------------------------------------------------------------
                                            22,771,586         381,800,070

Shares
repurchased                                (23,642,911)       (385,374,406)
---------------------------------------------------------------------------
Net decrease                                  (871,325)      $  (3,574,336)
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Deborah F. Kuenstner
Vice President

Jeanne L. Mockard
Vice President and Fund Manager

David L. King
Vice President and Fund Manager

James M. Prusko
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of The George Putnam Fund of Boston. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com

SA021-69564   001/880/242   3/01


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
The George Putnam Fund of Boston
Supplement to semiannual Report dated 1/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 1/31/01

                                                      NAV
6 months                                              11.76%
1 year                                                12.99
5 years                                               70.52
Annual average                                        11.26
10 years                                             222.16
Annual average                                        12.41
Life of fund (since class A inception, 11/5/37)    37839.82
Annual average                                         9.85

Share value:                                          NAV
7/31/00                                             $15.80
1/31/01                                             $17.35
----------------------------------------------------------------------------
Distributions:      No.      Income       Capital gains      Total
                     2       $0.291           --             $0.291
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.